Related Parties - Summary of Balances and Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Payables and other liabilities	€ 433	€ 236
Associates And Joint Ventures In Which BBVA And Caixabank Hold Interest
Disclosure of transactions between related parties [line items]
Receivables and other assets	5	9
Payables and other liabilities	80	10
Revenue from operations	13	16	€ 12
Expenses from operations	2	0	0
Financial cost	€ 1	€ 1	€ 1